CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends per share	$ 1.02	$ 0.94	$ 0.88